Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0321
1.9867767.105

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 6.8%
Afterpay Ltd. (a)	55,334	$5,713,245
AGL Energy Ltd.	162,387	1,423,476
AMP Ltd.	894,770	1,015,485
Ampol Ltd.	64,951	1,299,047
APA Group unit	306,816	2,295,600
Aristocrat Leisure Ltd.	149,772	3,555,229
ASX Ltd.	50,448	2,767,855
Aurizon Holdings Ltd.	498,595	1,409,890
AusNet Services	500,594	661,862
Australia & New Zealand Banking Group Ltd.	738,309	13,378,430
BHP Billiton Ltd.	766,783	25,571,440
BlueScope Steel Ltd.	130,898	1,659,644
Brambles Ltd.	391,601	3,163,401
Cimic Group Ltd. (a)	24,744	466,525
Coca-Cola Amatil Ltd.	131,977	1,319,294
Cochlear Ltd.	17,113	2,582,241
Coles Group Ltd.	347,210	4,832,119
Commonwealth Bank of Australia	460,776	29,407,884
Computershare Ltd.	126,875	1,393,376
Crown Ltd.	98,039	719,293
CSL Ltd.	118,269	24,559,978
DEXUS Property Group unit	284,335	1,957,900
Evolution Mining Ltd.	422,595	1,527,640
Fortescue Metals Group Ltd.	440,740	7,339,647
Goodman Group unit	431,954	5,836,537
Insurance Australia Group Ltd.	610,949	2,264,551
Lendlease Group unit	179,335	1,646,052
Macquarie Group Ltd.	89,423	8,980,077
Magellan Financial Group Ltd.	33,529	1,227,928
Medibank Private Ltd.	719,871	1,606,471
Mirvac Group unit	1,025,696	1,865,654
National Australia Bank Ltd.	856,419	15,407,359
Newcrest Mining Ltd.	212,506	4,079,682
Northern Star Resources Ltd.	192,894	1,894,337
Orica Ltd.	105,910	1,235,171
Origin Energy Ltd.	458,634	1,661,422
Qantas Airways Ltd.	243,365	836,963
QBE Insurance Group Ltd.	382,983	2,350,339
Ramsay Health Care Ltd.	47,670	2,294,110
REA Group Ltd.	13,721	1,538,127
Rio Tinto Ltd.	96,617	8,145,240
Santos Ltd.	460,932	2,293,260
Scentre Group unit	1,351,758	2,820,311
SEEK Ltd.	87,349	1,872,519
Sonic Healthcare Ltd.	117,770	3,093,497
South32 Ltd.	1,262,194	2,450,165
Stockland Corp. Ltd. unit	621,255	2,112,834
Suncorp Group Ltd.	333,751	2,571,098
Sydney Airport unit	344,695	1,506,838
Tabcorp Holdings Ltd.	559,353	1,705,667
Telstra Corp. Ltd.	1,085,343	2,587,957
The GPT Group unit	507,504	1,675,555
TPG Telecom Ltd. (a)	97,084	549,054
Transurban Group unit	712,328	7,207,812
Treasury Wine Estates Ltd.	187,791	1,442,369
Vicinity Centres unit	1,008,559	1,183,165
Washington H. Soul Pattinson & Co. Ltd.	27,845	578,405
Wesfarmers Ltd.	295,070	12,314,951
Westpac Banking Corp.	955,558	15,318,734
WiseTech Global Ltd.	37,863	905,143
Woodside Petroleum Ltd.	248,435	4,646,032
Woolworths Group Ltd.	328,785	10,267,053

TOTAL AUSTRALIA		281,992,940

Austria - 0.2%
Erste Group Bank AG	72,812	2,231,115
OMV AG	38,342	1,616,450
Raiffeisen International Bank-Holding AG	38,485	755,195
Verbund AG	17,736	1,601,350
Voestalpine AG	30,220	1,104,605

TOTAL AUSTRIA		7,308,715

Bailiwick of Jersey - 0.7%
Experian PLC	238,539	8,337,565
Ferguson PLC	58,499	6,792,248
Glencore Xstrata PLC	2,600,847	8,681,960
WPP PLC	319,187	3,335,383

TOTAL BAILIWICK OF JERSEY		27,147,156

Belgium - 0.9%
Ageas	45,701	2,345,422
Anheuser-Busch InBev SA NV	198,330	12,449,713
Colruyt NV	14,375	887,242
Elia System Operator SA/NV	8,026	967,177
Galapagos Genomics NV (a)	11,047	1,155,211
Groupe Bruxelles Lambert SA	29,390	2,916,785
KBC Groep NV	65,041	4,555,869
Proximus	39,765	838,703
Sofina SA	4,003	1,297,043
Solvay SA Class A	19,296	2,202,103
UCB SA	32,890	3,413,416
Umicore SA	51,334	2,913,601

TOTAL BELGIUM		35,942,285

Bermuda - 0.2%
CK Infrastructure Holdings Ltd.	172,000	917,319
Hongkong Land Holdings Ltd.	303,820	1,406,687
Jardine Matheson Holdings Ltd.	56,961	3,292,346
Jardine Strategic Holdings Ltd.	57,694	1,499,467

TOTAL BERMUDA		7,115,819

Cayman Islands - 0.5%
ASM Pacific Technology Ltd.	79,900	1,165,536
Budweiser Brewing Co. APAC Ltd. (b)	448,300	1,506,235
CK Asset Holdings Ltd.	672,500	3,378,438
CK Hutchison Holdings Ltd.	702,500	4,865,605
ESR Cayman Ltd. (a)(b)	438,000	1,564,841
Melco Crown Entertainment Ltd. sponsored ADR	55,938	894,449
Sands China Ltd.	632,400	2,516,305
WH Group Ltd. (b)	2,493,500	2,026,125
Wharf Real Estate Investment Co. Ltd.	435,000	2,308,742
Wynn Macau Ltd. (a)	409,600	650,859
Xinyi Glass Holdings Ltd.	472,000	1,144,501

TOTAL CAYMAN ISLANDS		22,021,636

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	823	1,564,460
Series B	1,603	3,292,831
Ambu A/S Series B	42,609	2,019,697
Carlsberg A/S Series B	26,896	3,950,622
Christian Hansen Holding A/S (a)	27,522	2,499,551
Coloplast A/S Series B	30,975	4,636,698
Danske Bank A/S	180,137	3,093,597
DSV Panalpina A/S	53,931	8,444,374
Genmab A/S (a)	17,036	6,810,397
GN Store Nord A/S	33,403	2,561,663
H Lundbeck A/S	18,443	659,646
Novo Nordisk A/S Series B	448,392	31,238,676
Novozymes A/S Series B	54,320	3,272,353
ORSTED A/S (b)	49,270	9,381,929
Pandora A/S	26,047	2,521,144
Rockwool International A/S Series B	2,118	802,466
Tryg A/S	31,939	997,475
Vestas Wind Systems A/S	51,281	11,010,940
William Demant Holding A/S (a)	28,287	1,019,118

TOTAL DENMARK		99,777,637

Finland - 1.2%
Elisa Corp. (A Shares)	37,097	2,209,536
Fortum Corp.	115,636	2,804,496
Kesko Oyj	71,133	1,847,322
Kone OYJ (B Shares)	88,433	6,967,076
Neste Oyj	110,069	7,784,706
Nokia Corp. (a)	1,471,717	7,079,713
Nordea Bank ABP (Stockholm Stock Exchange)	843,348	6,835,095
Orion Oyj (B Shares)	27,564	1,265,759
Sampo Oyj (A Shares)	122,780	5,167,309
Stora Enso Oyj (R Shares)	151,319	2,754,498
UPM-Kymmene Corp.	138,881	4,970,216
Wartsila Corp.	115,590	1,137,063

TOTAL FINLAND		50,822,789

France - 9.8%
Accor SA (a)	47,668	1,609,896
Aeroports de Paris SA	7,734	891,632
Air Liquide SA	123,223	20,152,757
Alstom SA (a)	65,251	3,537,886
Amundi SA (b)	15,790	1,176,544
Arkema SA	17,974	1,995,830
Atos Origin SA (a)	25,780	1,985,992
AXA SA	503,904	11,163,676
bioMerieux SA	10,779	1,667,809
BNP Paribas SA (a)	292,803	14,041,570
Bollore SA	230,240	934,898
Bouygues SA	59,301	2,333,096
Bureau Veritas SA	76,469	2,012,809
Capgemini SA	41,903	6,076,741
Carrefour SA	159,624	2,710,027
CNP Assurances	44,981	683,425
Compagnie de St. Gobain (a)	134,677	6,694,962
Compagnie Generale des Etablissements Michelin SCA Series B	44,155	6,084,891
Covivio	13,533	1,114,299
Credit Agricole SA (a)	300,425	3,419,768
Danone SA	160,858	10,696,842
Dassault Aviation SA (a)	652	682,440
Dassault Systemes SA	34,374	6,872,475
Edenred SA	64,186	3,487,266
EDF SA	161,513	2,014,922
Eiffage SA (a)	22,039	2,004,302
ENGIE (a)	475,412	7,396,322
Essilor International SA	74,033	10,511,601
Eurazeo SA (a)	10,246	718,687
Faurecia SA (a)	21,567	1,134,584
Gecina SA	11,935	1,703,285
Getlink SE (a)	114,601	1,769,022
Hermes International SCA	8,239	8,424,684
Iliad SA	3,852	713,577
Ipsen SA	9,810	857,750
Kering SA	19,721	12,961,798
Klepierre SA	50,772	1,224,277
L'Oreal SA	65,496	23,041,515
La Francaise des Jeux SAEM (b)	22,373	962,494
Legrand SA	69,497	6,401,261
LVMH Moet Hennessy Louis Vuitton SE	72,257	43,686,257
Natixis SA (a)	246,868	935,609
Orange SA	519,546	6,097,616
Orpea (a)	13,451	1,862,507
Pernod Ricard SA	54,520	10,301,540
Publicis Groupe SA	56,413	2,927,349
Remy Cointreau SA	5,860	1,088,756
Renault SA	50,051	2,140,456
Safran SA (a)	83,419	10,486,411
Sanofi SA	294,900	27,734,846
Sartorius Stedim Biotech	7,192	3,011,109
Schneider Electric SA	140,202	20,520,077
SCOR SE	41,355	1,259,678
SEB SA	5,877	1,119,016
Societe Generale Series A	211,190	3,937,217
Sodexo SA	23,051	2,054,936
SR Teleperformance SA	15,286	5,012,298
Suez Environnement SA	89,911	1,849,440
Thales SA	27,750	2,498,087
Total SA	655,997	27,649,242
Ubisoft Entertainment SA (a)	23,821	2,382,017
Valeo SA	59,599	2,230,545
Veolia Environnement SA	140,314	3,756,334
VINCI SA	135,482	12,563,000
Vivendi SA	215,994	6,636,866
Wendel SA	6,945	802,356
Worldline SA (a)(b)	62,312	5,297,848

TOTAL FRANCE		403,709,025

Germany - 8.4%
adidas AG	49,562	15,758,243
Allianz SE	108,631	24,588,773
BASF AG	239,080	18,477,605
Bayer AG	255,725	15,477,218
Bayerische Motoren Werke AG (BMW)	86,190	7,322,757
Bechtle AG	7,107	1,510,185
Beiersdorf AG	26,243	2,864,560
Brenntag AG	40,174	3,156,279
Carl Zeiss Meditec AG	10,470	1,639,057
Commerzbank AG	260,957	1,735,430
Continental AG	28,630	4,006,885
Covestro AG (b)	47,783	3,256,553
Daimler AG (Germany)	222,763	15,711,814
Delivery Hero AG (a)(b)	33,691	5,131,157
Deutsche Bank AG (a)	511,098	5,190,813
Deutsche Borse AG	49,467	7,960,068
Deutsche Lufthansa AG (a)(c)	78,683	1,016,446
Deutsche Post AG	257,397	12,714,151
Deutsche Telekom AG	867,767	15,431,123
Deutsche Wohnen AG (Bearer)	88,973	4,413,944
E.ON AG	584,243	6,180,440
Evonik Industries AG	54,570	1,799,953
Fresenius Medical Care AG & Co. KGaA	55,456	4,486,330
Fresenius SE & Co. KGaA	108,801	4,854,944
GEA Group AG	39,921	1,382,653
Hannover Reuck SE	15,729	2,443,255
HeidelbergCement AG	38,757	2,869,988
HelloFresh AG (a)	38,467	3,258,378
Henkel AG & Co. KGaA	27,213	2,549,479
Hochtief AG	6,436	599,449
Infineon Technologies AG	339,926	13,618,660
KION Group AG	18,791	1,627,280
Knorr-Bremse AG	18,862	2,499,128
Lanxess AG	21,629	1,631,568
LEG Immobilien AG	18,572	2,668,505
Merck KGaA	33,626	5,619,101
MTU Aero Engines Holdings AG	13,829	3,222,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,486	9,687,936
Nemetschek Se	15,030	1,061,548
Puma AG	25,517	2,501,446
Rational AG	1,332	1,282,652
RWE AG	167,185	7,194,386
SAP SE	271,798	34,487,924
Scout24 AG (b)	28,014	2,168,970
Siemens AG	199,119	30,915,532
Siemens Healthineers AG (b)	69,915	3,926,643
Symrise AG	33,481	4,172,790
TeamViewer AG (a)(b)	39,242	2,033,941
Telefonica Deutschland Holding AG	272,018	746,373
Uniper SE	52,365	1,836,524
United Internet AG	27,798	1,209,373
Volkswagen AG	8,607	1,822,657
Vonovia SE	135,711	9,081,121
Zalando SE (a)(b)	39,805	4,575,483

TOTAL GERMANY		347,379,650

Hong Kong - 2.5%
AIA Group Ltd.	3,147,400	37,947,430
Bank of East Asia Ltd.	341,142	740,078
BOC Hong Kong (Holdings) Ltd.	962,500	2,880,083
CLP Holdings Ltd.	427,500	4,011,904
Galaxy Entertainment Group Ltd.	565,000	4,284,913
Hang Lung Properties Ltd.	527,000	1,407,010
Hang Seng Bank Ltd.	199,000	3,601,032
Henderson Land Development Co. Ltd.	378,021	1,546,098
Hong Kong & China Gas Co. Ltd.	2,770,690	3,979,362
Hong Kong Exchanges and Clearing Ltd.	313,460	20,109,632
Link (REIT)	550,129	4,803,629
MTR Corp. Ltd.	401,435	2,337,702
New World Development Co. Ltd.	397,845	1,849,845
PCCW Ltd.	1,108,700	617,752
Power Assets Holdings Ltd.	361,000	1,922,974
Sino Land Ltd.	824,152	1,148,014
SJM Holdings Ltd.	518,000	557,201
Sun Hung Kai Properties Ltd.	339,500	4,637,645
Swire Pacific Ltd. (A Shares)	130,000	814,046
Swire Properties Ltd.	304,400	885,335
Techtronic Industries Co. Ltd.	357,500	5,385,612

TOTAL HONG KONG		105,467,297

Ireland - 0.8%
CRH PLC	204,372	8,386,372
DCC PLC (United Kingdom)	25,655	1,938,940
Flutter Entertainment PLC (Ireland)	42,375	7,911,610
James Hardie Industries PLC CDI (a)	115,421	3,245,264
Kerry Group PLC Class A	41,383	5,619,656
Kingspan Group PLC (Ireland) (a)	40,120	2,726,507
Smurfit Kappa Group PLC	63,787	3,071,578

TOTAL IRELAND		32,899,927

Isle of Man - 0.1%
Entain PLC (a)	151,935	2,583,436
Israel - 0.6%
Azrieli Group	10,995	676,358
Bank Hapoalim BM (Reg.) (a)	295,588	2,106,360
Bank Leumi le-Israel BM	378,197	2,361,032
Check Point Software Technologies Ltd. (a)	29,194	3,729,242
CyberArk Software Ltd. (a)	10,076	1,614,679
Elbit Systems Ltd. (Israel)	6,909	961,527
Icl Group Ltd.	183,290	985,733
Israel Discount Bank Ltd. (Class A)	303,202	1,188,339
Mizrahi Tefahot Bank Ltd.	36,515	859,458
NICE Systems Ltd. (a)	16,326	4,225,992
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	285,233	3,360,045
Wix.com Ltd. (a)	14,344	3,543,685

TOTAL ISRAEL		25,612,450

Italy - 1.8%
Amplifon SpA	32,401	1,286,951
Assicurazioni Generali SpA	288,194	4,927,806
Atlantia SpA (a)	128,984	2,051,306
Davide Campari Milano NV	150,977	1,626,244
DiaSorin S.p.A.	6,552	1,435,983
Enel SpA	2,116,936	20,995,756
Eni SpA	662,224	6,688,975
FinecoBank SpA	158,695	2,479,523
Infrastrutture Wireless Italiane SpA (b)	87,711	943,606
Intesa Sanpaolo SpA	4,306,727	9,389,129
Mediobanca SpA (a)	162,008	1,447,798
Moncler SpA	50,459	2,854,141
Nexi SpA (a)(b)	114,401	2,033,879
Poste Italiane SpA (b)	136,783	1,340,560
Prysmian SpA	62,810	2,030,583
Recordati SpA	27,199	1,410,074
Snam Rete Gas SpA	523,870	2,751,493
Telecom Italia SpA	2,235,307	957,126
Telecom Italia SpA (Risparmio Shares)	1,523,238	722,773
Terna SpA	366,059	2,662,720
UniCredit SpA	553,649	5,077,403

TOTAL ITALY		75,113,829

Japan - 25.0%
ABC-MART, Inc.	8,700	494,200
ACOM Co. Ltd.	104,100	457,167
Advantest Corp.	52,000	4,115,519
AEON Co. Ltd. (c)	170,200	5,323,168
AEON MALL Co. Ltd.	26,800	432,914
AGC, Inc.	50,330	1,744,216
Air Water, Inc.	47,900	774,211
Aisin Seiki Co. Ltd.	42,190	1,290,935
Ajinomoto Co., Inc.	121,500	2,868,581
Alfresa Holdings Corp.	48,800	971,388
Amada Co. Ltd.	84,300	945,654
Ana Holdings, Inc. (a)	41,200	873,206
Asahi Group Holdings	118,200	4,753,052
ASAHI INTECC Co. Ltd.	50,900	1,671,641
Asahi Kasei Corp.	326,600	3,630,968
Astellas Pharma, Inc.	484,700	7,867,668
Azbil Corp.	32,100	1,636,489
Bandai Namco Holdings, Inc.	52,000	4,438,704
Bank of Kyoto Ltd.	14,800	775,712
Bridgestone Corp.	139,300	5,144,039
Brother Industries Ltd.	58,000	1,287,966
Calbee, Inc.	22,700	670,738
Canon, Inc.	260,400	5,760,441
Capcom Co. Ltd.	22,900	1,440,747
Casio Computer Co. Ltd. (c)	50,600	893,694
Central Japan Railway Co.	37,500	5,369,707
Chiba Bank Ltd.	138,000	749,649
Chubu Electric Power Co., Inc.	167,760	2,052,455
Chugai Pharmaceutical Co. Ltd.	174,800	9,131,754
Chugoku Electric Power Co., Inc.	75,500	929,109
Coca-Cola West Co. Ltd.	32,600	493,303
Concordia Financial Group Ltd.	267,800	968,984
Cosmos Pharmaceutical Corp.	5,200	793,317
CyberAgent, Inc.	26,300	1,649,635
Dai Nippon Printing Co. Ltd.	63,320	1,088,128
Dai-ichi Mutual Life Insurance Co.	281,100	4,256,285
Daifuku Co. Ltd.	26,400	3,006,845
Daiichi Sankyo Kabushiki Kaisha	442,900	14,228,445
Daikin Industries Ltd.	64,800	13,681,383
Daito Trust Construction Co. Ltd.	17,100	1,777,832
Daiwa House Industry Co. Ltd.	147,400	4,171,725
Daiwa House REIT Investment Corp.	515	1,383,068
Daiwa Securities Group, Inc.	376,300	1,786,208
DENSO Corp.	112,800	6,253,564
Dentsu Group, Inc.	56,400	1,784,963
Disco Corp.	7,500	2,438,064
East Japan Railway Co.	78,700	5,191,221
Eisai Co. Ltd.	65,600	4,786,680
ENEOS Holdings, Inc.	798,300	3,229,173
FANUC Corp.	49,900	13,027,356
Fast Retailing Co. Ltd.	15,200	13,034,169
Fuji Electric Co. Ltd.	33,100	1,316,163
Fujifilm Holdings Corp.	93,700	5,355,691
Fujitsu Ltd.	51,200	7,813,115
Fukuoka Financial Group, Inc.	44,800	801,092
GLP J-REIT	1,071	1,715,727
GMO Payment Gateway, Inc.	10,600	1,513,924
Hakuhodo DY Holdings, Inc.	60,700	877,367
Hamamatsu Photonics K.K.	36,500	2,115,185
Hankyu Hanshin Holdings, Inc.	59,600	1,920,378
Harmonic Drive Systems, Inc.	10,000	747,530
Hikari Tsushin, Inc.	5,500	1,153,611
Hino Motors Ltd.	74,870	644,020
Hirose Electric Co. Ltd.	8,430	1,320,696
Hisamitsu Pharmaceutical Co., Inc.	13,300	794,864
Hitachi Construction Machinery Co. Ltd.	28,000	812,640
Hitachi Ltd.	251,900	10,355,448
Hitachi Metals Ltd.	55,800	889,114
Honda Motor Co. Ltd.	424,300	11,204,365
Hoshizaki Corp.	13,200	1,166,948
Hoya Corp.	97,800	12,506,860
Hulic Co. Ltd.	79,000	892,988
Ibiden Co. Ltd.	27,500	1,275,956
Idemitsu Kosan Co. Ltd.	50,223	1,176,641
Iida Group Holdings Co. Ltd.	38,300	843,554
INPEX Corp.	266,500	1,539,286
Isuzu Motors Ltd.	143,600	1,370,948
ITO EN Ltd.	13,900	866,552
Itochu Corp.	350,400	10,027,438
ITOCHU Techno-Solutions Corp.	25,000	880,710
Japan Airlines Co. Ltd. (a)	30,000	533,582
Japan Airport Terminal Co. Ltd. (c)	13,200	693,112
Japan Exchange Group, Inc.	132,600	3,095,203
Japan Post Bank Co. Ltd.	105,300	908,790
Japan Post Holdings Co. Ltd.	410,500	3,260,251
Japan Post Insurance Co. Ltd.	58,800	1,152,479
Japan Real Estate Investment Corp.	343	2,085,933
Japan Retail Fund Investment Corp.	678	1,281,627
Japan Tobacco, Inc.	312,300	6,194,121
JFE Holdings, Inc. (a)	128,100	1,111,680
JSR Corp.	53,000	1,616,640
Kajima Corp.	116,900	1,563,577
Kakaku.com, Inc.	35,000	1,012,459
Kansai Electric Power Co., Inc.	183,300	1,793,713
Kansai Paint Co. Ltd.	46,100	1,357,759
Kao Corp.	125,500	9,102,329
KDDI Corp.	419,900	12,342,008
Keihan Electric Railway Co., Ltd.	25,100	1,141,835
Keikyu Corp.	57,420	918,764
Keio Corp.	26,800	1,957,325
Keisei Electric Railway Co.	33,700	1,140,546
Keyence Corp.	47,500	25,458,494
Kikkoman Corp.	37,800	2,663,268
Kintetsu Group Holdings Co. Ltd.	44,700	1,873,435
Kirin Holdings Co. Ltd.	214,100	4,590,850
Kobayashi Pharmaceutical Co. Ltd.	12,760	1,435,036
Kobe Bussan Co. Ltd. (c)	32,100	890,569
Koito Manufacturing Co. Ltd.	27,200	1,747,635
Komatsu Ltd.	227,900	6,244,347
Konami Holdings Corp.	24,300	1,484,749
Kose Corp.	8,700	1,397,881
Kubota Corp.	270,000	5,926,106
Kuraray Co. Ltd.	83,220	889,841
Kurita Water Industries Ltd.	25,700	1,041,544
Kyocera Corp.	83,500	5,340,269
Kyowa Hakko Kirin Co., Ltd.	70,200	2,077,617
Kyushu Electric Power Co., Inc.	98,700	913,077
Kyushu Railway Co.	39,000	817,271
Lasertec Corp.	19,600	2,629,052
Lawson, Inc.	13,100	635,333
Lion Corp.	58,430	1,337,121
LIXIL Group Corp.	69,300	1,614,982
M3, Inc.	114,800	9,656,812
Makita Corp.	58,320	2,778,336
Marubeni Corp.	429,600	2,847,594
Marui Group Co. Ltd.	49,600	884,556
Mazda Motor Corp.	148,400	1,054,080
McDonald's Holdings Co. (Japan) Ltd.	17,400	847,200
Medipal Holdings Corp.	47,700	974,994
Meiji Holdings Co. Ltd.	29,800	2,031,333
Mercari, Inc. (a)	22,400	1,077,818
Minebea Mitsumi, Inc.	94,510	2,092,402
Misumi Group, Inc.	73,950	2,403,931
Mitsubishi Chemical Holdings Corp.	333,500	2,274,594
Mitsubishi Corp.	347,900	8,793,405
Mitsubishi Electric Corp.	475,100	7,232,297
Mitsubishi Estate Co. Ltd.	307,900	4,856,087
Mitsubishi Gas Chemical Co., Inc.	41,100	937,792
Mitsubishi Heavy Industries Ltd.	83,500	2,389,928
Mitsubishi UFJ Financial Group, Inc.	3,182,100	14,369,666
Mitsubishi UFJ Lease & Finance Co. Ltd.	106,000	518,135
Mitsui & Co. Ltd.	424,400	7,846,204
Mitsui Chemicals, Inc.	48,000	1,373,393
Mitsui Fudosan Co. Ltd.	238,800	4,829,804
Miura Co. Ltd.	22,800	1,295,145
Mizuho Financial Group, Inc.	627,920	8,263,762
MonotaRO Co. Ltd.	32,600	1,633,968
MS&AD Insurance Group Holdings, Inc.	116,100	3,329,652
Murata Manufacturing Co. Ltd.	149,500	14,359,184
Nabtesco Corp.	29,300	1,310,521
Nagoya Railroad Co. Ltd.	48,600	1,234,197
NEC Corp.	67,500	3,673,206
New Hampshire Foods Ltd.	21,500	919,567
Nexon Co. Ltd.	126,610	3,849,853
NGK Insulators Ltd.	67,000	1,169,278
NGK Spark Plug Co. Ltd.	39,900	739,757
Nidec Corp.	116,400	15,490,304
Nihon M&A Center, Inc.	39,400	2,287,002
Nintendo Co. Ltd.	29,100	16,750,990
Nippon Building Fund, Inc.	385	2,322,975
Nippon Express Co. Ltd.	18,700	1,269,340
Nippon Paint Holdings Co. Ltd.	38,080	3,424,637
Nippon Prologis REIT, Inc.	546	1,780,123
Nippon Sanso Holdings Corp.	39,500	759,492
Nippon Shinyaku Co. Ltd.	11,900	875,927
Nippon Steel & Sumitomo Metal Corp. (a)	210,400	2,424,486
Nippon Telegraph & Telephone Corp.	335,200	8,377,925
Nippon Yusen KK	39,800	914,209
Nissan Chemical Corp.	32,100	1,826,493
Nissan Motor Co. Ltd. (a)	604,500	3,116,626
Nisshin Seifun Group, Inc.	51,500	866,323
Nissin Food Holdings Co. Ltd.	16,500	1,425,605
Nitori Holdings Co. Ltd.	20,800	4,128,426
Nitto Denko Corp.	41,300	3,733,935
Nomura Holdings, Inc.	818,600	4,331,253
Nomura Real Estate Holdings, Inc.	30,000	668,481
Nomura Real Estate Master Fund, Inc.	1,105	1,676,304
Nomura Research Institute Ltd.	83,420	2,815,311
NSK Ltd.	93,400	844,430
NTT Data Corp.	164,300	2,355,994
Obayashi Corp.	169,100	1,414,212
OBIC Co. Ltd.	18,100	3,397,260
Odakyu Electric Railway Co. Ltd.	76,700	2,222,392
Oji Holdings Corp.	224,500	1,354,566
Olympus Corp.	303,300	5,471,243
OMRON Corp.	48,300	4,260,748
Ono Pharmaceutical Co. Ltd.	96,200	2,870,065
Oracle Corp. Japan	10,000	1,179,054
Oriental Land Co. Ltd.	52,100	8,132,465
ORIX Corp.	342,200	5,472,194
ORIX JREIT, Inc.	683	1,142,409
Osaka Gas Co. Ltd.	97,430	1,798,006
Otsuka Corp.	27,200	1,368,504
Otsuka Holdings Co. Ltd.	101,600	4,328,027
Pan Pacific International Holdings Ltd.	107,200	2,405,079
Panasonic Corp.	574,700	7,460,895
PeptiDream, Inc. (a)	24,600	1,434,971
Persol Holdings Co. Ltd.	46,300	865,929
Pigeon Corp.	30,100	1,353,487
Pola Orbis Holdings, Inc.	23,700	473,570
Rakuten, Inc.	224,200	2,202,509
Recruit Holdings Co. Ltd.	353,200	15,363,291
Renesas Electronics Corp. (a)	201,600	2,309,609
Resona Holdings, Inc.	539,620	1,870,085
Ricoh Co. Ltd.	174,600	1,316,855
Rinnai Corp.	9,400	981,775
ROHM Co. Ltd.	22,800	2,309,494
Ryohin Keikaku Co. Ltd.	62,200	1,485,152
Santen Pharmaceutical Co. Ltd.	93,800	1,550,125
SBI Holdings, Inc. Japan	61,600	1,533,751
SCSK Corp.	13,600	755,664
Secom Co. Ltd.	54,600	4,940,037
Sega Sammy Holdings, Inc.	45,000	716,168
Seibu Holdings, Inc.	54,800	503,295
Seiko Epson Corp.	72,800	1,232,273
Sekisui Chemical Co. Ltd.	93,000	1,672,748
Sekisui House Ltd.	160,400	3,091,771
Seven & i Holdings Co. Ltd.	196,200	7,492,491
SG Holdings Co. Ltd.	83,300	2,140,057
Sharp Corp.	55,300	1,147,761
Shimadzu Corp.	57,800	2,198,988
Shimamura Co. Ltd.	5,800	642,322
SHIMANO, Inc.	19,300	4,533,644
SHIMIZU Corp.	143,600	1,010,389
Shin-Etsu Chemical Co. Ltd.	92,200	15,998,234
Shinsei Bank Ltd.	40,000	491,097
Shionogi & Co. Ltd.	69,000	3,746,012
Shiseido Co. Ltd.	104,100	6,747,195
Shizuoka Bank Ltd.	108,300	785,794
SMC Corp.	14,900	9,012,974
SoftBank Corp.	747,700	9,829,423
SoftBank Group Corp.	408,000	31,608,982
Sohgo Security Services Co., Ltd.	18,600	914,507
Sompo Holdings, Inc.	87,600	3,484,932
Sony Corp.	328,200	31,412,895
Square Enix Holdings Co. Ltd.	23,900	1,373,603
Stanley Electric Co. Ltd.	33,900	1,058,313
Subaru Corp.	160,300	3,069,949
Sumco Corp.	68,300	1,438,444
Sumitomo Chemical Co. Ltd.	388,400	1,828,070
Sumitomo Corp.	309,200	4,094,328
Sumitomo Dainippon Pharma Co., Ltd.	46,600	754,978
Sumitomo Electric Industries Ltd.	196,400	2,610,979
Sumitomo Metal Mining Co. Ltd.	60,530	2,625,885
Sumitomo Mitsui Financial Group, Inc.	339,800	10,557,017
Sumitomo Mitsui Trust Holdings, Inc.	87,900	2,629,772
Sumitomo Realty & Development Co. Ltd.	80,600	2,430,812
Sundrug Co. Ltd.	18,700	741,787
Suntory Beverage & Food Ltd.	36,200	1,263,172
Suzuken Co. Ltd.	17,500	676,643
Suzuki Motor Corp.	95,900	4,310,442
Sysmex Corp.	43,600	5,092,806
T&D Holdings, Inc.	140,400	1,625,903
Taiheiyo Cement Corp.	29,890	742,506
Taisei Corp.	49,700	1,606,134
Taisho Pharmaceutical Holdings Co. Ltd.	8,800	573,813
Takeda Pharmaceutical Co. Ltd.	410,303	14,430,206
TDK Corp.	33,700	5,430,865
TECMO KOEI HOLDINGS CO., LTD.	11,800	677,054
Teijin Ltd.	46,400	847,422
Terumo Corp.	168,000	6,519,834
THK Co. Ltd.	31,400	995,255
TIS, Inc.	58,300	1,296,854
Tobu Railway Co. Ltd.	49,200	1,384,242
Toho Co. Ltd.	29,170	1,126,475
Toho Gas Co. Ltd.	19,200	1,127,309
Tohoku Electric Power Co., Inc.	111,410	954,077
Tokio Marine Holdings, Inc.	164,600	8,066,178
Tokyo Century Corp.	11,200	904,597
Tokyo Electric Power Co., Inc. (a)	377,800	1,446,349
Tokyo Electron Ltd.	38,900	14,784,563
Tokyo Gas Co. Ltd.	97,800	2,137,697
Tokyu Corp.	130,200	1,526,427
Tokyu Fudosan Holdings Corp.	159,700	901,071
Toppan Printing Co. Ltd.	68,300	970,265
Toray Industries, Inc.	361,300	2,349,683
Toshiba Corp.	100,700	3,283,121
Tosoh Corp.	67,690	1,161,933
Toto Ltd.	36,800	2,034,197
Toyo Suisan Kaisha Ltd.	23,100	1,137,964
Toyoda Gosei Co. Ltd.	17,000	447,458
Toyota Industries Corp.	38,170	2,999,084
Toyota Motor Corp.	552,030	38,717,091
Toyota Tsusho Corp.	55,240	2,154,331
Trend Micro, Inc.	34,800	1,907,031
Tsuruha Holdings, Inc.	9,600	1,275,784
Unicharm Corp.	105,000	4,711,442
United Urban Investment Corp.	772	1,048,791
USS Co. Ltd.	57,000	1,121,008
Welcia Holdings Co. Ltd.	24,600	836,088
West Japan Railway Co.	42,400	2,250,647
Yakult Honsha Co. Ltd.	33,400	1,702,764
Yamada Holdings Co. Ltd.	188,700	960,209
Yamaha Corp.	34,900	1,962,490
Yamaha Motor Co. Ltd.	72,900	1,600,745
Yamato Holdings Co. Ltd.	80,300	1,993,988
Yamazaki Baking Co. Ltd.	31,700	582,582
Yaskawa Electric Corp.	62,500	3,198,243
Yokogawa Electric Corp.	59,400	1,278,791
Z Holdings Corp.	690,700	4,288,809
ZOZO, Inc.	28,600	800,838

TOTAL JAPAN		1,032,886,686

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	186,608	4,085,758
Aroundtown SA	260,133	1,810,766
Eurofins Scientific SA (a)	34,499	3,314,971
SES SA (France) (depositary receipt)	100,057	854,826
Tenaris SA	122,855	948,635

TOTAL LUXEMBOURG		11,014,956

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	686,000	677,749
HKT Trust/HKT Ltd. unit	989,000	1,303,657

TOTAL MULTI-NATIONAL		1,981,406

Netherlands - 5.1%
ABN AMRO Group NV GDR (a)(b)	110,031	1,149,677
Adyen BV (a)(b)	4,726	9,872,738
AEGON NV	466,734	1,935,203
Airbus Group NV	153,082	15,393,576
Akzo Nobel NV	50,242	5,111,824
Argenx SE (a)	11,617	3,387,480
ASML Holding NV (Netherlands)	110,792	59,146,755
CNH Industrial NV	266,436	3,412,784
EXOR NV	28,248	2,104,129
Ferrari NV	32,802	6,856,733
Heineken Holding NV	29,992	2,642,407
Heineken NV (Bearer)	67,471	7,036,718
ING Groep NV (Certificaten Van Aandelen)	1,015,518	9,029,340
JDE Peet's BV	19,520	753,057
Just Eat Takeaway.com NV (a)(b)	32,917	3,778,133
Koninklijke Ahold Delhaize NV	286,531	8,224,742
Koninklijke DSM NV	44,862	7,839,688
Koninklijke KPN NV	931,051	2,908,605
Koninklijke Philips Electronics NV	237,125	12,925,489
NN Group NV	75,231	3,131,473
Prosus NV	126,865	14,821,751
QIAGEN NV (Germany) (a)	60,044	3,254,942
Randstad NV (a)	31,038	1,938,301
Stellantis NV	266,679	4,049,885
Stellantis NV (Italy)	286,826	4,361,413
STMicroelectronics NV (France)	165,927	6,648,804
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	36,050	3,040,519
Vopak NV	18,269	924,282
Wolters Kluwer NV	71,078	5,903,409

TOTAL NETHERLANDS		211,583,857

New Zealand - 0.4%
Auckland International Airport Ltd.	326,016	1,745,349
Fisher & Paykel Healthcare Corp.	149,642	3,724,934
Mercury Nz Ltd.	177,311	907,837
Meridian Energy Ltd.	333,607	1,714,069
Ryman Healthcare Group Ltd.	104,010	1,162,979
Spark New Zealand Ltd.	479,314	1,653,288
The a2 Milk Co. Ltd. (a)	193,367	1,603,524
Xero Ltd. (a)	31,615	3,138,371

TOTAL NEW ZEALAND		15,650,351

Norway - 0.6%
Adevinta ASA Class B (a)	62,431	931,485
DNB ASA	246,792	4,804,664
Equinor ASA	254,292	4,597,150
Gjensidige Forsikring ASA	52,316	1,209,329
Mowi ASA	114,467	2,539,761
Norsk Hydro ASA	350,043	1,557,826
Orkla ASA	195,446	1,903,451
Schibsted ASA:
(A Shares)	19,683	744,068
(B Shares)	25,540	826,530
Telenor ASA	182,341	3,023,920
Yara International ASA	45,357	2,120,760

TOTAL NORWAY		24,258,944

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	514,102	1,524,462
Portugal - 0.2%
Energias de Portugal SA	723,581	4,541,542
Galp Energia SGPS SA Class B	130,733	1,312,185
Jeronimo Martins SGPS SA	65,806	1,076,098

TOTAL PORTUGAL		6,929,825

Singapore - 1.1%
Ascendas Real Estate Investment Trust	882,189	2,045,425
CapitaLand Ltd.	686,465	1,658,802
CapitaMall Trust	1,179,349	1,899,885
City Developments Ltd.	118,700	645,148
DBS Group Holdings Ltd.	470,602	8,920,324
Genting Singapore Ltd.	1,576,600	1,014,749
Keppel Corp. Ltd.	379,300	1,430,513
Mapletree Commercial Trust	560,600	873,564
Mapletree Logistics Trust (REIT)	752,568	1,121,714
Oversea-Chinese Banking Corp. Ltd.	859,952	6,680,747
Singapore Airlines Ltd. (a)	352,790	1,088,217
Singapore Exchange Ltd.	209,400	1,560,569
Singapore Technologies Engineering Ltd.	406,100	1,134,170
Singapore Telecommunications Ltd.	2,128,100	3,770,027
Suntec (REIT)	512,700	617,525
United Overseas Bank Ltd.	305,972	5,385,144
UOL Group Ltd.	120,591	664,503
Venture Corp. Ltd.	71,900	1,073,845
Wilmar International Ltd.	499,800	1,982,796

TOTAL SINGAPORE		43,567,667

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	69,703	2,175,605
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (a)	69,703	34,343
Aena Sme SA (a)(b)	17,629	2,723,415
Amadeus IT Holding SA Class A	117,314	7,489,712
Banco Bilbao Vizcaya Argentaria SA	1,736,470	7,923,024
Banco Santander SA (Spain)	4,515,664	13,180,795
CaixaBank SA	935,796	2,361,477
Cellnex Telecom SA (b)	82,426	4,832,356
Enagas SA	65,210	1,438,289
Endesa SA	83,033	2,126,135
Ferrovial SA	126,920	3,050,441
Gas Natural SDG SA	77,085	1,993,476
Grifols SA	77,765	2,293,233
Iberdrola SA	1,571,419	21,329,745
Iberdrola SA rights (a)	1,571,419	304,719
Industria de Diseno Textil SA	284,129	8,426,759
Red Electrica Corporacion SA	113,463	2,156,273
Repsol SA	394,729	3,877,700
Siemens Gamesa Renewable Energy SA	62,125	2,555,028
Telefonica SA	1,344,777	5,802,571

TOTAL SPAIN		96,075,096

Sweden - 3.2%
Alfa Laval AB	81,921	2,152,849
ASSA ABLOY AB (B Shares)	260,913	6,452,843
Atlas Copco AB:
(A Shares)	174,586	9,471,875
(B Shares)	101,752	4,783,000
Boliden AB	71,214	2,343,603
Electrolux AB (B Shares)	58,680	1,437,454
Epiroc AB:
Class A	171,211	3,289,485
Class B	101,774	1,751,385
EQT AB	62,005	1,937,401
Ericsson (B Shares)	759,690	9,565,598
Essity AB Class B	158,480	5,069,433
Evolution Gaming Group AB (b)	41,649	4,065,068
Fastighets AB Balder (a)	26,382	1,324,104
H&M Hennes & Mauritz AB (B Shares)	209,125	4,479,659
Hexagon AB (B Shares)	73,222	6,414,143
Husqvarna AB (B Shares)	108,708	1,348,394
ICA Gruppen AB	26,187	1,314,004
Industrivarden AB:
(A Shares)	27,617	931,330
(C Shares)	41,782	1,332,516
Investor AB (B Shares)	118,480	8,711,285
Kinnevik AB (B Shares)	62,949	3,094,605
L E Lundbergforetagen AB	19,769	1,041,408
Latour Investment AB Class B	38,546	864,440
Lundin Petroleum AB	48,400	1,322,901
Nibe Industrier AB (B Shares)	81,109	2,712,919
Sandvik AB	293,848	7,342,420
Securitas AB (B Shares)	81,519	1,260,885
Skandinaviska Enskilda Banken AB (A Shares) (a)	423,557	4,630,778
Skanska AB (B Shares)	88,508	2,294,177
SKF AB (B Shares)	99,122	2,721,131
Svenska Cellulosa AB (SCA) (B Shares)	157,455	2,778,352
Svenska Handelsbanken AB (A Shares)	405,004	4,037,483
Swedbank AB (A Shares)	235,653	4,449,497
Swedish Match Co. AB	42,209	3,263,049
Tele2 AB (B Shares)	130,156	1,799,004
Telia Co. AB	640,612	2,813,501
Volvo AB (B Shares)	370,608	9,171,731

TOTAL SWEDEN		133,773,710

Switzerland - 9.5%
ABB Ltd. (Reg.)	479,600	14,146,471
Adecco SA (Reg.)	40,345	2,529,177
Alcon, Inc. (Switzerland) (a)	127,931	9,191,787
Baloise Holdings AG	12,134	2,033,799
Banque Cantonale Vaudoise	7,777	825,065
Barry Callebaut AG	784	1,741,831
Clariant AG (Reg.)	51,807	1,102,734
Coca-Cola HBC AG	52,114	1,544,468
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	277,154	90,233
Series A	135,875	12,642,515
Credit Suisse Group AG	637,268	8,359,410
Ems-Chemie Holding AG	2,121	2,002,538
Geberit AG (Reg.)	9,634	5,900,994
Givaudan SA	2,403	9,701,025
Julius Baer Group Ltd.	58,276	3,526,009
Kuehne & Nagel International AG	14,029	3,198,754
LafargeHolcim Ltd. (Reg.)	136,269	7,381,397
Lindt & Spruengli AG	27	2,518,889
Lindt & Spruengli AG (participation certificate)	266	2,308,369
Logitech International SA (Reg.)	42,800	4,461,867
Lonza Group AG	19,377	12,376,084
Nestle SA (Reg. S)	749,824	84,052,686
Novartis AG	577,827	52,319,452
Partners Group Holding AG	4,864	5,758,168
Roche Holding AG (participation certificate)	182,861	63,107,541
Schindler Holding AG:
(participation certificate)	10,427	2,756,731
(Reg.)	5,402	1,423,957
SGS SA (Reg.)	1,575	4,789,980
Siemens Energy AG (a)	105,099	3,900,262
Sika AG	36,896	10,040,517
Sonova Holding AG Class B	14,244	3,444,465
Straumann Holding AG	2,689	2,987,409
Swatch Group AG (Bearer)	7,737	2,232,286
Swatch Group AG (Bearer) (Reg.)	12,709	716,955
Swiss Life Holding AG	7,949	3,631,151
Swiss Prime Site AG	19,773	1,924,579
Swiss Re Ltd.	74,483	6,577,415
Swisscom AG	6,751	3,678,850
Temenos Group AG	17,371	2,200,749
UBS Group AG	954,315	13,793,776
Vifor Pharma AG	11,847	1,611,963
Zurich Insurance Group Ltd.	39,194	15,673,200

TOTAL SWITZERLAND		394,205,508

United Kingdom - 13.2%
3i Group PLC	253,315	3,857,789
Admiral Group PLC	49,797	1,966,370
Anglo American PLC (United Kingdom)	319,279	10,560,287
Antofagasta PLC	102,537	2,009,022
Ashtead Group PLC	116,836	5,911,859
Associated British Foods PLC	92,734	2,689,849
AstraZeneca PLC (United Kingdom)	341,558	34,842,741
Auto Trader Group PLC (b)	251,481	1,938,811
Aveva Group PLC	29,885	1,488,830
Aviva PLC	1,023,852	4,683,186
BAE Systems PLC	837,429	5,283,946
Barclays PLC (a)	4,516,017	8,238,099
Barratt Developments PLC (a)	265,111	2,320,389
Berkeley Group Holdings PLC	32,719	1,877,926
BHP Group PLC	549,660	15,063,615
BP PLC (a)	5,274,268	19,598,946
British American Tobacco PLC (United Kingdom)	597,120	21,698,074
British Land Co. PLC	229,391	1,410,264
BT Group PLC	2,324,422	4,000,117
Bunzl PLC	87,556	2,819,174
Burberry Group PLC	105,375	2,481,163
Coca-Cola European Partners PLC	53,220	2,473,133
Compass Group PLC	464,410	8,295,654
Croda International PLC	36,304	3,126,777
Diageo PLC	608,378	24,424,668
Direct Line Insurance Group PLC	356,079	1,463,157
Evraz PLC	132,533	910,493
Fresnillo PLC	47,880	647,893
GlaxoSmithKline PLC	1,305,802	24,250,446
Halma PLC	98,762	3,341,020
Hargreaves Lansdown PLC	86,496	2,024,786
Hikma Pharmaceuticals PLC	44,949	1,477,469
HSBC Holdings PLC (United Kingdom) (a)	5,301,218	27,739,206
Imperial Brands PLC	246,324	4,961,262
Informa PLC (a)	391,191	2,677,808
InterContinental Hotel Group PLC (a)	45,199	2,784,586
Intertek Group PLC	42,007	3,175,934
J Sainsbury PLC	463,120	1,550,825
JD Sports Fashion PLC	113,999	1,166,782
Johnson Matthey PLC	50,402	2,038,601
Kingfisher PLC (a)	549,114	2,084,546
Land Securities Group PLC	183,514	1,545,612
Legal & General Group PLC	1,554,615	5,197,336
Lloyds Banking Group PLC	18,429,016	8,269,696
London Stock Exchange Group PLC	82,329	9,773,695
M&G PLC	677,240	1,632,212
Melrose Industries PLC (a)	1,264,948	2,920,389
Mondi PLC	126,304	2,989,532
National Grid PLC	916,056	10,668,640
NatWest Group PLC	1,262,939	2,554,094
Next PLC	34,609	3,665,529
NMC Health PLC (a)	55,366	26,576
Ocado Group PLC (a)	126,524	4,814,120
Pearson PLC	196,088	2,172,476
Persimmon PLC	83,022	2,901,829
Phoenix Group Holdings PLC	143,669	1,328,331
Prudential PLC	679,226	10,867,228
Reckitt Benckiser Group PLC	185,113	15,693,586
RELX PLC (London Stock Exchange)	502,800	12,486,519
Rentokil Initial PLC (a)	482,468	3,289,402
Rio Tinto PLC	292,006	22,153,658
Rolls-Royce Holdings PLC	2,178,300	2,736,876
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,066,305	19,731,225
Class B (United Kingdom)	965,870	16,833,662
RSA Insurance Group PLC	269,472	2,492,215
Sage Group PLC	283,934	2,294,512
Schroders PLC	32,370	1,515,499
Scottish & Southern Energy PLC	270,604	5,502,198
Segro PLC	309,939	4,052,134
Severn Trent PLC	62,091	1,966,910
Smith & Nephew PLC	227,855	4,797,213
Smiths Group PLC	103,167	2,005,110
Spirax-Sarco Engineering PLC	19,176	2,911,159
St. James's Place Capital PLC	139,846	2,248,543
Standard Chartered PLC (United Kingdom)	698,467	4,249,100
Standard Life PLC	584,125	2,417,824
Taylor Wimpey PLC (a)	948,925	1,904,098
Tesco PLC	2,548,927	8,341,106
Unilever PLC	684,356	39,867,284
United Utilities Group PLC	177,404	2,241,592
Vodafone Group PLC	6,981,518	11,922,676
Whitbread PLC (a)	52,605	2,008,779
WM Morrison Supermarkets PLC	626,768	1,541,056

TOTAL UNITED KINGDOM		543,886,734

TOTAL COMMON STOCKS
(Cost $3,078,385,512)		4,042,233,793

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	14,767	966,811
Fuchs Petrolub AG	18,084	1,029,699
Henkel AG & Co. KGaA	46,248	4,798,624
Porsche Automobil Holding SE (Germany)	39,852	2,767,916
Sartorius AG (non-vtg.)	9,254	4,611,117
Volkswagen AG	48,149	9,140,980
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,499,120)		23,315,147
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,326)(d)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09%(e)	32,787,628	32,794,185
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	1,281,050	1,281,179
TOTAL MONEY MARKET FUNDS
(Cost $34,075,364)		34,075,364
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $3,132,959,322)		4,102,623,814
NET OTHER ASSETS (LIABILITIES) - 0.7%(g)		28,096,035
NET ASSETS - 100%		$4,130,719,849

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	616	March 2021	$65,157,400	$(1,217,873)	$(1,217,873)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,687,006 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,510.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,528,362 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,431
Fidelity Securities Lending Cash Central Fund	45,579
Total	$49,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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